Summary of Significant Accounting Policies - Schedule of Restricted Cash Balance (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Financial institutions in Chinese mainland
Total Restricted Cash balances	¥ 497,108	$ 70,016	¥ 70,102,863	$ 9,588,810	¥ 63,757,000	¥ 33,341,437
Financial institutions in Chinese mainland [Member] | Denominated in the RMB [Member]
Financial institutions in Chinese mainland
Total Restricted Cash balances	497,108		456,863
Financial institutions in Hong Kong [Member] | Denominated in the US [Member]
Financial institutions in Chinese mainland
Total Restricted Cash balances			¥ 69,646,000